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APPENDIX I           U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24f-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


1.  Name and address of issuer: Treasurer's Fund
                                237 Park Avenue 9th Fl.
                                New York  NY  10017

2.  Name of each series or class of funds for which this notice is filed:

    Treasurer's Fund Domestic Prime Money Market Portfolio
    Treasurer's Fund Tax-Exempt Money Market Portfolio
    Treasurer's Fund U.S. Treasury Money Market Portfolio

3.  Investment Company Act File Number:  811-5347

    Securities Act File Number:  33-17604

4.  Last day of fiscal year for which this notice is filed: Oct. 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securites of the same class or series which has been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 98,092,355

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2: 84,824,049

9.  Number and aggregate sale price of securities sold during the fiscal year:
         DOMESTIC PRIME MONEY MARKET FUND   615,364,259
         TAX EXEMPT MONEY MARKET FUND       459,789,646
         U.S. TREASURY MONEY MARKET FUND    603,115,075
                                          -------------
                         total            1,678,268,980

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

         DOMESTIC PRIME MONEY MARKET FUND   615,364,259
         TAX EXEMPT MONEY MARKET FUND       459,789,646
         U.S. TREASURY MONEY MARKET FUND    603,115,075
                                          -------------
                         total            1,678,268,980

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7): 16,956,864

         DOMESTIC PRIME MONEY MARKET FUND     7,815,023
         TAX EXEMPT MONEY MARKET FUND         4,303,751
         U.S. TREASURY MONEY MARKET FUND      4,838,090
                                          -------------
                         total               16,956,864


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                                                     Treasurer's Fund 24f-2/pg 2

12. Calculation of registration fees:

      (i) Aggregate sale price of securities
          sold during the fiscal year in
          reliance on 24f-2 (from item 10):                                       $1,678,268,980

     (ii) Aggregate price of shares issued in
          connection with dividend reinvestment
          plans (from item 11, if applicable):                            +           16,956,864

    (iii) Aggregate price of shares redeemed or
          repurchased during the fiscal year:                             -        1,705,942,370

          DOMESTIC PRIME MMKT                597,402,702
          TAX EXEMPT MMKT                    457,216,041
          U.S. TREASURY MMKT                 651,323,627
                                           -------------
                          total            1,705,942,370

     (iv) Aggregate price of shares redeemed or
          repurchased and previously applied as a
          reduction to filing fees pursuant to Rule
          24e-2 (if applicable):                                          +                    0

      (v) Net aggregate price of securities sold and
          and issued during the fiscal year in reliance
          on Rule 24f-2 [line (i), plus line (ii), less
          line (iii), plus line (iv)] (if applicable):                               (10,716,526)
                                                                                  --------------
     (vi) Multiplier prescribed by Section 6(b) of the
          Securities Act of 1933 or other applicable
          law or regulation (see instruction C.6):                                    0.00034483

    (vii) Fee due [line (i) or line (v) multiplied by                                      $0.00
          line (vi)]:
                                                                                  ==============

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3A of the Commission's Rules of
    Informal and Other Procedures (17CFR 202.3A).   [ ]


    Date for mailing or wire transfer of filing fees to the Commission's lockbox directory: NO FEE DUE


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


By (Signature and Title)*       /s/ Sheryl Hirschfeld
                                ---------------------------
                                Sheryl Hirschfeld
                                Assistant Secretary

Date      December 19, 1995
          --------------------
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                                EXHIBIT INDEX


                      Exhibit 99.5 - Opinion of Counsel